Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income tax payable	$ 188,613	$ 189,588
VAT payable	5,456	4,971
Total	$ 194,069	$ 194,559